HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of total profit/ (loss) and other comprehensive income of discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Analysis of Profit or Loss of Disposal Groups [Line Items]
(Loss) / Profit after tax from discontinued operations and disposals of discontinued operations	$ (2,830)	$ (742)	$ 681	[1]
(Loss) / Profit after tax from discontinued operations and disposals of discontinued operations	(2,830)	(742)	681
Algeria
Disclosure of Analysis of Profit or Loss of Disposal Groups [Line Items]
(Loss) / Profit after tax from discontinued operations and disposals of discontinued operations	0	144	151
Loss on disposal	0	(722)	0
Russia
Disclosure of Analysis of Profit or Loss of Disposal Groups [Line Items]
(Loss) / Profit after tax from discontinued operations and disposals of discontinued operations	916	(164)	530
Loss on disposal	$ (3,746)	$ 0	$ 0

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10